Additional information on the consolidated statements of loss - Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Employee benefit expenses	$ 15,186	$ 15,253
Professional fees	4,633	3,602
Insurance costs	2,005	2,156
Impairment of assets	1,818	2,948
Amortization	1,060	1,061
Communication and promotional expenses	842	661
Public company expenses	782	632
Travel expenses	606	76
Rent and office expenses	561	477
Cost recoveries	(552)	(552)
Other expenses	468	402
Expenses, by nature	$ 27,409	$ 26,716